Net Loss Per Share (Details) - Schedule of antidilutive excluded from the computation of diluted net income per share attributable to common stockholders - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of antidilutive excluded from the computation of diluted net income per share attributable to common stockholders [Abstract]
Shares subject to outstanding common stock options	11,974	7,076	6	5,982
Shares subject to convertible promissory notes		15,214		15,214
Series A preferred stock	18,702	3,488	18,702
Total			18,708	21,196